REIMBURSEMENT RIGHTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Reimbursement rights	$ 10,855	$ 11,034
Less: current portion	(6,385)	(4,446)
Reimbursement rights non-current portion	4,470	6,588
Legacy tailings reclamation and remediation [Member]
Reimbursement rights	8,943	8,904
Fines and sanctions [Member]
Reimbursement rights	384	623
Legal claims [Member]
Reimbursement rights	$ 1,528	$ 1,507